UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2018         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2018

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 14.1%
ANTA Sports Products, Ltd. (China)	225,108	$1,149,678
Coway Co., Ltd. (South Korea)	7,349	616,222
Feng TAY Enterprise Co., Ltd. (Taiwan)	295,600	1,703,590
Hankook Tire Co., Ltd. (South Korea)	27,474	1,090,482
Hanon Systems (South Korea)	120,726	1,156,155
Maruti Suzuki India, Ltd. (India)	10,085	1,401,698
Midea GroupCo. Ltd., Class A (China)	144,000	1,006,820
Mr Price Group, Ltd. (South Africa)	38,757	691,418
Naspers, Ltd., N Shares (South Africa)	20,126	4,954,394
Nexteer Automotive Group, Ltd. (United States)	619,000	883,257
Sands China, Ltd. (Macau)	390,047	2,015,276
Shenzhou International Group Holdings, Ltd. (China)	237,000	2,910,445
Yum China Holdings, Inc. (China)	53,078	1,915,054
Total Consumer Discretionary		21,494,489
Consumer Staples - 8.4%
Ambev, S.A., ADR (Brazil)	190,072	976,970
Bid Corp., Ltd. (South Africa)	93,457	1,868,637
Gruma, SAB de CV, Class B (Mexico)	76,800	992,669
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	279,300	1,086,062
Kweichow Moutai Co., Ltd., Class A (China)	14,200	1,514,996
LG Household & Health Care, Ltd. (South Korea)	1,045	1,131,648
President Chain Store Corp. (Taiwan)	95,485	1,051,929
Uni-President Enterprises Corp. (Taiwan)	343,000	907,301
Wal-Mart de Mexico, SAB de CV (Mexico)	606,200	1,769,706
Wuliangye Yibin Co., Ltd., Class A (China)	130,700	1,387,933
Total Consumer Staples		12,687,851
Energy - 4.4%
Bharat Petroleum Corp., Ltd. (India)	143,255	816,920
China Petroleum & Chemical Corp., ADR (China)	32,574	3,123,195
LUKOIL PJSC, Sponsored ADR (Russia)	17,474	1,253,432
Novatek PJSC, Sponsored GDR (Russia)	9,519	1,511,413
Total Energy		6,704,960
Financials - 27.8%
AIA Group, Ltd. (Hong Kong)	214,800	1,880,264
Banco Bradesco, S.A., ADR (Brazil)	244,623	1,976,554
Banco de Chile, ADR (Chile)[1]	12,032	1,125,149
Bancolombia, S.A., Sponsored ADR (Colombia)	29,155	1,338,506
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,750,135	1,438,178
BB Seguridade Participacoes, S.A. (Brazil)	90,973	592,380

	Shares	Value
BDO Unibank, Inc. (Philippines)	399,531	$994,440
China Construction Bank Corp., Class H (China)	5,058,000	4,624,445
Credicorp, Ltd. (Peru)	10,920	2,498,168
Dongbu Insurance Co., Ltd. (South Korea)	18,506	1,067,302
FirstRand, Ltd. (South Africa)	428,724	2,253,419
Grupo Financiero Banorte, S.A.B de CV (Mexico)	373,900	2,607,986
Grupo Financiero Galicia, S.A., ADR (Argentina)	17,475	622,634
HDFC Bank, Ltd., ADR (India)	12,362	1,277,489
Housing Development Finance Corp., Ltd. (India)	95,905	2,792,781
Industrial & Commercial Bank of China, Ltd., Class H (China)	4,035,412	2,998,972
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	171,943	2,061,597
Kasikornbank PCL (Thailand)	232,400	1,572,781
Noah Holdings, Ltd., ADR (China)*	11,003	561,813
OTP Bank Plc (Hungary)	30,866	1,160,999
PICC Property & Casualty Co., Ltd., Class H (China)	1,900,932	2,147,933
Sberbank of Russia PJSC, Sponsored ADR (Russia)	230,680	3,245,107
Shinhan Financial Group Co., Ltd. (South Korea)	21,935	855,669
Turkiye Garanti Bankasi A.S. (Turkey)	449,550	648,609
Total Financials		42,343,175
Health Care - 3.1%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	251,400	935,888
Fleury, S.A. (Brazil)	169,427	1,226,024
Livzon Pharmaceutical Group, Inc., Class H (China)	108,800	512,625
Odontoprev, S.A. (Brazil)	270,198	958,180
Osstem Implant Co., Ltd. (South Korea)*	12,100	563,558
Richter Gedeon Nyrt (Hungary)	30,474	550,740
Total Health Care		4,747,015
Industrials - 5.3%
Air China, Ltd., Class H (China)	558,000	515,355
The Bidvest Group, Ltd. (South Africa)	68,595	975,064
Copa Holdings, S.A., Class A (Panama)	11,532	1,122,525
Doosan Bobcat, Inc. (South Korea)	52,815	1,573,574
Haitian International Holdings, Ltd. (China)	213,000	502,035
KOC Holding A.S. (Turkey)	410,620	1,160,030
Shanghai International Airport Co., Ltd., Class A (China)	247,669	2,199,347
Total Industrials		8,047,930

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.1%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	43,187	$8,085,902
Baidu, Inc., Sponsored ADR (China)*	27,855	6,885,199
Delta Electronics, Inc. (Taiwan)	330,720	1,153,038
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	122,200	620,725
Hon Hai Precision Industry Co., Ltd. (Taiwan)	831,280	2,280,185
Infosys, Ltd., Sponsored ADR (India)[1]	44,386	895,709
iQIYI, Inc., ADR (China)*,1	22,485	719,970
NAVER Corp. (South Korea)	1,260	808,408
NetEase, Inc., ADR (China)	3,617	933,186
Samsung Electronics Co., Ltd. (South Korea)	168,550	6,996,554
SK Hynix, Inc. (South Korea)	31,886	2,464,482
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	823,632	6,585,525
Tencent Holdings, Ltd. (China)	28,600	1,301,712
Total Information Technology		39,730,595
Materials - 4.9%
Grasim Industries, Ltd. (India)	34,291	513,598
Industrias Penoles, S.A.B de CV (Mexico)	56,585	959,389
Korea Zinc Co., Ltd. (South Korea)	1,389	512,938
LG Chem, Ltd. (South Korea)	5,430	1,826,238
Mondi PLC (United Kingdom)	48,318	1,328,520
PhosAgro PJSC, GDR (Russia)	42,473	561,374
Vale, S.A., Sponsored ADR (Brazil)	120,793	1,770,825
Total Materials		7,472,882
Real Estate - 0.5%
Emaar Malls PJSC (United Arab Emirates)	1,443,234	801,546
Telecommunication Services - 1.6%
Bharti Infratel, Ltd. (India)	423,647	1,773,580

	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,754,947	$683,140
Total Telecommunication Services		2,456,720
Total Common Stocks (Cost $121,742,319)		146,487,163

	Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 0.8%[2]
Deutsche Bank Securities, Inc., dated 07/31/18, due 08/01/18, 1.910% total to be received $219,366 (collateralized by various U.S. Treasuries, 2.250% - 2.750%, 05/31/23 -11/15/27, totaling $223,741)	$219,354	219,354
NBC Global Finance Ltd, dated 07/31/18, due 08/01/18, 1.950% total to be received $1,000,054 (collateralized by various U.S. Treasuries, 0.000% - 6.250%, 04/15/20 -09/09/49, totaling $1,019,992)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,219,354

	Shares
Other Investment Companies - 2.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[3]	3,686,255	3,686,255
Total Short-Term Investments (Cost $4,905,609)		4,905,609
Total Investments - 99.4% (Cost $126,647,928)		151,392,772
Other Assets, less Liabilities - 0.6%		970,822
Net Assets - 100.0%		$152,363,594

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,215,466 or 0.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

GDR Global Depositary Receipt

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$14,662,276	$27,680,899	—	$42,343,175
Information Technology	17,519,966	22,210,629	—	39,730,595
Consumer Discretionary	2,531,276	18,963,213	—	21,494,489
Consumer Staples	3,739,345	8,948,506	—	12,687,851
Industrials	1,624,560	6,423,370	—	8,047,930
Materials	2,730,214	4,742,668	—	7,472,882
Energy	3,123,195	3,581,765	—	6,704,960
Health Care	2,184,204	2,562,811	—	4,747,015
Telecommunication Services	—	2,456,720	—	2,456,720
Real Estate	801,546	—	—	801,546
Short-Term Investments
Joint Repurchase Agreements	—	1,219,354	—	1,219,354
Other Investment Companies	3,686,255	—	—	3,686,255

Total Investments in Securities	$52,602,837	$98,789,935	—	$151,392,772

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of July 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$928,527	$(2,700,266)	$2,700,266	$(928,527)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Argentina	0.4
Brazil	6.5
Chile	0.8
China	32.5
Colombia	0.9
Hong Kong	1.3
Hungary	1.2
India	6.5
Indonesia	1.5
Macau	1.4
Mexico	4.3
Panama	0.8
Peru	1.7
Philippines	0.7
Russia	4.5
South Africa	7.3
South Korea	14.1
Taiwan	9.3
Thailand	1.1
Turkey	1.2
United Arab Emirates	0.5
United Kingdom	0.9
United States	0.6

100.0

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2018

	Shares	Value
Common Stocks - 95.4%
Consumer Discretionary - 24.7%
Booking Holdings, Inc. (United States)*	80	$162,298
Ctrip.com International, Ltd., ADR (China)*	41,724	1,716,943
Hermes International (France)	407	257,588
Huazhu Group Ltd., ADR (China)	4,194	167,802
LVMH Moet Hennessy Louis Vuitton SE (France)	1,645	573,260
MakeMyTrip, Ltd. (India)*	21,774	713,098
Maruti Suzuki India, Ltd. (India)	9,780	1,359,306
Moncler SpA (Italy)	8,564	377,445
Naspers, Ltd., N Shares (South Africa)	6,828	1,680,841
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)	11,313	973,370
NIKE, Inc., Class B (United States)	2,816	216,579
Samsonite International, S.A. (United States)*,1	686,100	2,597,384
Sands China, Ltd. (Macau)	680,800	3,517,525
Starbucks Corp. (United States)	5,195	272,166
Tiffany & Co. (United States)	1,127	155,030
The Walt Disney Co. (United States)	1,655	187,942
Yum China Holdings, Inc. (China)	67,905	2,450,012
Zee Entertainment Enterprises, Ltd. (India)	135,672	1,044,147
Total Consumer Discretionary		18,422,736
Consumer Staples - 12.2%
Gruma, SAB de CV, Class B (Mexico)	86,500	1,118,045
Kimberly-Clark de Mexico, SAB de CV, Class A (Mexico)	522,200	961,592
Kweichow Moutai Co., Ltd., Class A (China)	10,193	1,087,489
LG Household & Health Care, Ltd. (South Korea)	2,593	2,808,003
Unilever, N.V. (United Kingdom)[2]	6,602	380,874
Wal-Mart de Mexico, SAB de CV (Mexico)	529,300	1,545,209
Wuliangye Yibin Co., Ltd., Class A (China)	117,603	1,248,853
Total Consumer Staples		9,150,065
Financials - 27.4%
AIA Group, Ltd. (Hong Kong)	300,600	2,631,319
Bank Mandiri Persero Tbk PT (Indonesia)	1,065,000	491,709
China Construction Bank Corp., Class H (China)	3,343,900	3,057,272
China Merchants Bank Co., Ltd., Class H (China)	278,500	1,092,351
Credicorp, Ltd. (Peru)	2,263	517,706
Grupo Financiero Banorte, S.A.B de CV (Mexico)	157,900	1,101,367
Grupo Financiero Galicia, S.A., ADR (Argentina)	2,290	81,593
HDFC Bank, Ltd., ADR (India)	28,365	2,931,239
Housing Development Finance Corp., Ltd. (India)	14,709	428,330
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,860,000	1,382,285

	Shares	Value
Noah Holdings, Ltd., ADR (China)*	2,810	$143,478
PICC Property & Casualty Co., Ltd., Class H (China)	403,000	455,365
Ping An Insurance Group Co. of China, Ltd., Class H (China)	181,500	1,689,635
Sberbank of Russia PJSC, Sponsored ADR (Russia)	249,402	3,508,480
Turkiye Garanti Bankasi A.S. (Turkey)	688,454	993,299
Total Financials		20,505,428
Health Care - 3.2%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	219,691	817,845
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	36,400	368,413
Novo Nordisk A/S, Class B (Denmark)	16,732	832,372
Yunnan Baiyao Group Co., Ltd., Class A (China)	27,657	404,491
Total Health Care		2,423,121
Industrials - 2.8%
Eicher Motors, Ltd. (India)	2,195	891,391
FANUC Corp. (Japan)	4,500	907,384
Havells India, Ltd. (India)	30,568	283,267
Total Industrials		2,082,042
Information Technology - 21.7%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	19,308	3,615,037
Baidu, Inc., Sponsored ADR (China)*	18,093	4,472,228
Infineon Technologies AG (Germany)	71,500	1,893,509
iQIYI, Inc., ADR (China)*,2	22,130	708,603
Mastercard, Inc., Class A (United States)	2,546	504,108
NetEase, Inc., ADR (China)	1,435	370,230
QUALCOMM, Inc. (United States)	51,921	3,327,617
Tencent Holdings, Ltd. (China)	28,500	1,297,160
Total Information Technology		16,188,492
Materials - 2.3%
Asian Paints, Ltd. (India)	33,656	713,189
Chr Hansen Holding A/S (Denmark)	9,404	973,458
Total Materials		1,686,647
Telecommunication Services - 1.1%
Bharti Infratel, Ltd. (India)	202,075	845,978
Total Common Stocks (Cost $60,445,886)		71,304,509
Preferred Stock - 0.5%
Financials - 0.5%
Banco Bradesco, S.A. (Brazil)	47,414	384,284
Total Preferred Stock (Cost $364,013)		384,284

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 1.1%[3]
Credit Suisse AG, dated 07/31/18, due 08/01/18, 1.910% total to be received $820,858 (collateralized by various U.S. Treasuries, 1.000% - 2.625%, 12/31/18 - 08/15/20, totaling $837,230)	$820,814	$820,814

	Shares
Other Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.86%[4]	1,700,873	1,700,873
Total Short-Term Investments (Cost $2,521,687)		2,521,687

Value
Total Investments - 99.3% (Cost $63,331,586)	$74,210,480
Other Assets, less Liabilities - 0.7%	504,541
Net Assets - 100.0%	$74,715,021

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2018, the value of these securities amounted to $2,597,384 or 3.5% of net assets.

[2]	Some or all of these securities, amounting to $815,045 or 1.1% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$4,775,383	$15,730,045	—	$20,505,428
Consumer Discretionary	7,015,240	11,407,496	—	18,422,736
Information Technology	12,997,823	3,190,669	—	16,188,492
Consumer Staples	3,624,846	5,525,219	—	9,150,065
Health Care	—	2,423,121	—	2,423,121
Industrials	—	2,082,042	—	2,082,042
Materials	—	1,686,647	—	1,686,647
Telecommunication Services	—	845,978	—	845,978
Preferred Stock†	384,284	—	—	384,284
Short-Term Investments
Joint Repurchase Agreements	—	820,814	—	820,814
Other Investment Companies	1,700,873	—	—	1,700,873

Total Investments in Securities	$30,498,449	$43,712,031	—	$74,210,480

†

All preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (continued)

As of July 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(2,741,399)	$2,741,399	—

1

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

Country	% of Long-Term Investments
Argentina	0.1
Brazil	0.5
China	38.4
Denmark	2.5
France	1.2
Germany	2.6
Hong Kong	3.7
India	12.9
Indonesia	0.7
Italy	0.5
Japan	1.3
Macau	4.9
Mexico	6.6
Peru	0.7
Russia	4.9
South Africa	2.3
South Korea	3.9
Turkey	1.4
United Kingdom	0.5
United States	10.4

100.0

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 25, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 25, 2018